Cash and Cash Equivalents (Excluding Overdrafts) - Summary of Cash and Cash Equivalents (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents [line items]
Cash at bank and in hand	£ 599	£ 401
Short-term bank deposits	498	36
Total	£ 1,097	£ 437